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[AIM LOGO APPEARS HERE]
--Servicemark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Ins.


    February 15, 2008


    VIA EDGAR

    Securities and Exchange Commission
    Judiciary Plaza
    450 Fifth St., N.W.
    Washington, D.C. 20549

    Re:  AIM Counselor Series Trust
         CIK 0001112996

    Ladies and Gentlemen:

    On behalf of AIM Counselor Series Trust (the "Fund"), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and Rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post Effective Amendment No. 32 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment is being filed in order to incorporate new disclosure as a result of the AIM Funds' complex wide proxy.

    Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1697.

    Very truly yours,

    /s/ MARGARET GALLARDO-CORTEZ

    Margaret Gallardo-Cortez
    Counsel

A Member of the AMVESCAP Group